Total
Upright Growth Fund
What is the Fund’s Primary Investment Objective?
The Fund’s investment objective is the long-term growth of capital.
What are the Fund’s Fees and Expenses?
The following information describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Upright Growth Fund USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of amount redeemed within 1 year of purchase)	2.00%
Wire Redemption Fee	$ 20

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Upright Growth Fund
Management Fees	1.50%
Distribution (12b-1) Fees	none
Other Expenses	0.68%
Acquired Fund Fees and Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	2.20%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment Companies. The operating expenses in this fee table will not correlate to the expense ratio In the Fund's financial highlights because the financial statements include only the direct Operating expenses incurred by the fund.

Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Upright Growth Fund | USD ($)	223	688	1,180	2,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.75% of the average value of its portfolio. The portfolio turnover rate will vary from year to year depending on the market conditions and this rate can be found under “Financial Highlights.”

What are the Fund’s Primary Investment Strategies?

The Fund’s adviser seeks to achieve the Fund’s investment objective by:

•	investing primarily in the common stock, preferred stock, and convertible securities of publicly-traded United States domiciled companies
•	investing up to 25% of the Fund’s assets in securities principally traded in foreign markets;
•	investing without regard to market capitalization; and
•	investing in the securities of companies that the Fund’s adviser believes have the potential for significant long-term growth and are reasonably priced or undervalued.

When selecting investments for the Fund, the Adviser generally considers the following factors:

•	Quality of the company’s management;
•	Strength of the company’s balance sheet;
•	Projected growth rate of the company’s earnings in the future; and
•	Relevant market, economic and political environments.

The Adviser will liquidate an investment when the Adviser believes that the security is no longer attractive based on its growth potential, price, or both. The Adviser may also liquidate an investment if the Adviser believes that another investment offers a better opportunity for the Fund to achieve its investment objective.

Temporary Defensive Strategy

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or bankers acceptances; and money market funds. When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment. It is impossible to predict when or for how long the Adviser may employ these strategies for the Fund. While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

What are the Principal Risks of Investing in the Fund?

The risks associated with investment include:

Market Risk: A downward business cycle may adversely affect a specific investment, as may changes in the economic conditions and investor confidence. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.

Non-Diversification Risk: The Fund is classified as a “non-diversified” portfolio which means it may hold fewer securities than a diversified fund because it may invest a greater percentage of its assets in a smaller number of securities.

Management Risk: The strategy or determinations that the Adviser makes may fail to achieve the intended objectives.

Investment Style Risk: Market performance tends to be cyclical; certain investment styles may fall in and out of favor. If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles.

Interest Rate Risk: With respect to preferred stock and convertible securities and changes in interest rates can result in a decline in the market value of an investment. A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise.

Small Companies Risk: The Fund, from time to time, may invest a substantial portion of its assets in smaller capitalization companies (that is, companies with less than $3 billion in market capitalization). While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure. This could increase the volatility of the Fund’s portfolio.

Shareholder Concentration Risk: When a small number of shareholders account for a disproportionate share of the fund’s assets, the fund could be vulnerable to a very large redemption request from a significant shareholder who wants out. Such redemption may increase the expense ratio of the fund. The decision-making process may also be controlled by a limited number of shareholders which may be biased in favor of said small group.

Foreign Securities Risk. Since foreign securities are normally denominated and traded in foreign currencies, these securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, and disclosure requirements compared to those in the U.S. Political or economic instability may also create certain risks.

General Risks: Loss of money is a risk of investment fund. There is no guarantee that the fund will achieve its objective. An investment in the Fund is not a complete investment program.

How Has the Fund Performed in the Past?

The Bar Chart and Performance Table below show the variability of the returns of the Fund, which is one indicator of the risks of investing in the Fund, and how the Fund's average annual total returns compare over time to a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

Calendar Year Total Return

Best and Worst Quarterly Returns Best: 2020 - 4th Quarter 33.11% Worst: 2018 - 4th Quarter -29.84%
Average Annual Total Return as of December 31, 2020 (for periods ended 12/31/20)
Average Annual Total Returns - Upright Growth Fund	1 Year	5 Years	10 Years
Upright Growth Fund	108.70%	(0.06%)	6.91%
Upright Growth Fund | After Taxes on Distributions	108.70%	(1.20%)	5.93%
Upright Growth Fund | After Taxes on Distributions and Sales	82.83%	(0.14%)	5.54%
S&P 500 Index	18.40%	15.22%	13.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Who May Want to Invest in the Fund?

The Fund may suitable for you if:

•	You are a long-term investor; (at least 5 years)
•	Your investment goal is capital appreciation;
•	You have no immediate financial need for the money invested in the Fund;
•	You can accept the significant short-term fluctuations in portfolio value;
•	You want to allocate some portion of your long-term investments to common stock investing and you have the financial ability to tolerate greater risk in exchange for potential long-term gains.